Investments - Equity Method Investments - Equity Method table (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments
Balance at December 31, 2015	$ 58
Effect of Deconsolidation	295
Equity in earnings of unconsolidated affiliates	4	$ 3
Proceeds from Equity Method Investment, Dividends or Distributions	(11)
Balance at March 31, 2016	346
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	139
Cumulative Effect on Retained Earnings, Net of Tax	$ 2
Rendezvous Gas Services, L.L.C.
Schedule of Equity Method Investments
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	78.00%
Balance at December 31, 2015	$ 0
Effect of Deconsolidation	295
Equity in earnings of unconsolidated affiliates	2
Proceeds from Equity Method Investment, Dividends or Distributions	(9)
Balance at March 31, 2016	$ 288
Three Rivers Gathering, L.L.C.
Schedule of Equity Method Investments
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	50.00%
Balance at December 31, 2015	$ 42
Effect of Deconsolidation	0
Equity in earnings of unconsolidated affiliates	1
Proceeds from Equity Method Investment, Dividends or Distributions	(1)
Balance at March 31, 2016	$ 42
Uintah Basin Field Services, L.L.C.
Schedule of Equity Method Investments
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	38.00%
Balance at December 31, 2015	$ 16
Effect of Deconsolidation	0
Equity in earnings of unconsolidated affiliates	1
Proceeds from Equity Method Investment, Dividends or Distributions	(1)
Balance at March 31, 2016	$ 16